Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Acquisition Amounts at Acquisition Date

The following table summarizes the Company’s acquisitions during the years ended December 31, 2014, 2013 and 2012 with amounts shown below as fair values at each respective acquisition date (in thousands):

	Glad to Have You	Stayz	Bookabach	travelmob	Toprural
Year acquired	2014	2013	2013	2013	2012

Net tangible assets (liabilities) acquired
Cash	$25	$4,942	$395	$63	$3,220
Deferred revenue	(65)	(2,234)	(350)	(43)	(2,269)
Amounts payable to property owners	—	(4,187)	(194)	(473)	—
Other	17	(365)	228	(123)	(315)

Total tangible assets (liabilities) acquired	(23)	(1,844)	79	(576)	636
Deferred tax liabilities	(1,653)	(5,313)	(228)	(513)	(3,193)
Trade name	1,177	5,224	161	607	1,060
Developed technology	3,760	1,735	64	2,937	2,144
Customer relationships	1,643	18,288	446	1,123	7,440
Goodwill	11,647	177,777	3,514	16,833	11,190
Non-competition agreements	240	1,387	300	150	—
Redeemable noncontrolling interests	—	—	(1,938)	(9,028)	—

Aggregate purchase price	16,791	197,254	2,398	11,533	19,277
Less: cash acquired	(25)	(4,942)	(395)	(63)	(3,220)

	$16,766	$192,312	$2,003	$11,470	$16,057

Weighted-Average Amortization Period in Total and by Major Definite-Lived Intangible Asset Class and Acquisition

The following table summarizes the Company’s weighted-average amortization period, in total and by major finite-lived intangible asset class, by acquisition during the years ended December 31, 2014, 2013 and 2012 (in years):

	Glad to Have You	Stayz	Bookabach	travelmob	Toprural
Developed technology	5.0	2.0	1.8	7.0	4.0
Customer relationships	8.0	11.0	11.0	13.0	8.0
Non-competition agreements	3.0	3.0	3.0	3.0	—
Trade names	10.0	10.0	10.0	10.0	10.0

Total weighted-average amortization period	6.5	9.8	7.8	8.7	7.4

Stayz [Member]
Pro Forma Results

The unaudited pro forma supplemental information prepared by the Company is not necessarily indicative of the results expected in future periods or the results that actually would have been realized had the acquired business and the Company been a combined company during the specified periods.

	Year Ended December 31,
	2013	2012
Pro forma total revenue	$370,620	$305,904
Pro forma net income	28,687	17,855

Toprural [Member]
Pro Forma Results

The unaudited pro forma supplemental information prepared by the Company is not necessarily indicative of the results expected in future periods or the results that actually would have been realized had the acquired business and the Company been a combined company during the specified periods.

Year Ended December 31,
2012
Pro forma total revenue	$281,858
Pro forma net income	14,959